Provisions for pensions and similar obligations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
To current employees		R$ 186,038	R$ 320,202	R$ 478,837
Vested obligations to retired employees		23,920,682	26,183,758	28,202,580
Total		24,106,720	26,503,960	28,681,417
Less:
Fair value of plan assets		27,316,715	28,321,826	28,634,891
Unrecognized assets	[1]	(4,141,741)	(3,645,083)	(2,762,220)
Provisions – Post-employment plans, net		931,746	1,827,217	2,808,746
Present value of the obligations - Other similar obligations:
To current employees		71,653	97,004	135,902
Vested obligations to retired employees		4,517,011	5,026,865	5,782,124
Total		4,588,664	5,123,869	5,918,026
Less:
Fair value of plan assets		4,945,407	5,096,262	5,398,667
Unrecognized assets	[1]	(907,430)	(585,495)	(240,010)
Provisions – Other similar obligations, net		550,687	613,101	759,370
Total provisions for pension plans, net		1,482,433	2,440,318	3,568,115
Of which:
Actuarial provisions		1,775,202	2,728,126	3,929,265
Actuarial assets (note 15)		R$ 292,770	R$ 287,808	R$ 361,149

[1]	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.